Fair value measurements (Summary of Liabilities Measured at Fair Value on Recurring Basis) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Assets
Short-term investments		¥ 979,053		$ 142,397	¥ 124,550
Recurring [Member]
Assets
Short-term investments		979,053	[1]		124,550
Equity investment with readily determinable fair values		238,915	[2]		138,251
Available-for-sale debt securities					1,961
Total		1,217,968			264,762
Liabilities
Derivative liabilities	[3]	0
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Short-term investments		78,605	[1]		29,570
Equity investment with readily determinable fair values		238,915	[2]		138,251
Available-for-sale debt securities					0
Total		317,520			167,821
Liabilities
Derivative liabilities	[3]	0
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Short-term investments		900,448	[1]		94,980
Equity investment with readily determinable fair values		0	[2]		0
Available-for-sale debt securities					0
Total		900,448			94,980
Liabilities
Derivative liabilities	[3]	0
Recurring [Member] | Level 3 [Member]
Assets
Short-term investments		0	[1]		0
Equity investment with readily determinable fair values		0	[2]		0
Available-for-sale debt securities					1,961
Total		0			¥ 1,961
Liabilities
Derivative liabilities	[3]	¥ 0

[1]	Short-term investments represented the investments issued by commercial banks or other financial institutions with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair value is provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. For the instruments whose fair value is estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.
[2]	Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.
[3]	The Company has determined that conversion feature embedded in the Huya’s Series B-2 Preferred Shares is required to be bifurcated and accounted for as a derivative liability which would be measured at fair value (Note 24). Upon the completion of Huya’s IPO, the derivative liabilities were derecognized and the balance was transferred to additional paid-in capital accordingly.